Material accounting policies - Compound financial instruments (Details) - Peak Asia Investment Holdings V Limited (ADV)	Aug. 16, 2023 ¥ / shares shares
Compound financial instruments
Number of shares issued | shares	12,088,808
Conversion price per ordinary share | ¥ / shares	¥ 4.203